Deferred Revenue - Summary of Deferred Revenue (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of deferred income [line items]
Deferred revenue	$ 6,626	R$ 25,673	R$ 29,234
Deferred revenue, Current	1,028	3,983	3,732
Deferred revenue, Non-current	5,598	21,690	25,502
Exclusive use of customer database [member]
Disclosure of deferred income [line items]
Deferred revenue	2,835	10,986	11,750
Credit card activation [member]
Disclosure of deferred income [line items]
Deferred revenue	$ 3,791	R$ 14,687	R$ 17,484